Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Summary Of Intangible Assets, Net Of Accumulated Amortization Included In Consolidated Statements

(Dollars in thousands)	Goodwill	Other Intangible Assets (a)

December 31, 2008	$192,408	$45,082
Amortization expense (b)	-	(6,017)
Impairment (c)(d)	(16,591)	(341)
Divestitures (d)	(10,289)	(815)
Additions	-	347

December 31, 2009	$165,528	$38,256

Amortization expense (b)	-	(5,526)
Impairment (c)(d)	(3,348)	-
Additions	-	151

December 31, 2010	$162,180	$32,881

Amortization expense (b)	-	(4,380)
Impairment (c)(d)	(10,100)	-
Divestitures (d)	(18,421)	(2,258)

December 31, 2011	$133,659	$26,243

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.

(b)

Amortization expense related to First Horizon Insurance and First Horizon Msaver, Inc. of $.4 million, $1.4 million, and $1.7 million for 2011, 2010, and 2009, respectively, is included in Income/(loss) from discontinued operations, net of tax on the consolidated Statements of Income.

(c)	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.

(d)	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments

(Dollars in thousands)	Non-Strategic	Regional Banking	Capital Markets	Total

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(84,084)	-	-	(84,084)
Accumulated divestiture related write-offs	(57,162)	-	-	(57,162)

December 31, 2008	$58,749	$36,238	$97,421	$192,408

Additions	-	-	-	-
Impairments	(16,591)	-	-	(16,591)
Divestitures	(10,289)	-	-	(10,289)

Net change in goodwill during 2009	(26,880)	-	-	(26,880)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(100,675)	-	-	(100,675)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)

December 31, 2009	$31,869	$36,238	$97,421	$165,528

Additions	-	-	-	-
Impairments	(3,348)	-	-	(3,348)
Divestitures	-	-	-	-

Net change in goodwill during 2010	(3,348)	-	-	(3,348)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(104,023)	-	-	(104,023)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)

December 31, 2010	$28,521	$36,238	$97,421	$162,180

Additions	-	-	-	-
Impairments	(10,100)	-	-	(10,100)
Divestitures	(18,421)	-	-	(18,421)

Net change in goodwill during 2011	(28,521)	-	-	(28,521)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)

December 31, 2011	$-	$36,238	$97,421	$133,659